ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other

at December 31	2019	2018
(millions of Canadian $)

Trade payables	3,314	3,224
Regulatory liabilities (Note 11)	696	591
Fair value of derivative contracts (Note 25)	115	922
Unredeemed shares of Columbia Pipeline Group, Inc.	—	357
Other	419	314
	4,544	5,408